Income Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Summary of Total Income Tax
Total income tax (benefit)/expense for the twelve months ended December 31, 2023, 2022 and 2021 was allocated as follows:

	Twelve Months Ended December 31,
	2023	2022	2021
	($ in millions)
Income tax (benefit)/expense allocated to net income	$(132.1)	$(78.1)	$5.3
Income tax expense/(benefit) allocated to other comprehensive income	20.6	(23.9)	0.3
Total income tax (benefit)/expense	$(111.5)	$(102.0)	$5.6

Schedule of Income Tax by Taxing Authority
Income/(loss) from operations before income taxes and income tax expense/(benefit) attributable to that income/(loss) for the twelve months ended December 31, 2023, 2022 and 2021 is provided in the tables below:

	Twelve Months Ended December 31, 2023
	Income before tax	Current tax expense	Deferred tax (benefit)/expense	Total income tax (benefit)/expense
	($ in millions)
Bermuda (1)	$148.8	$—	$(201.1)	$(201.1)
U.S. (2)	236.3	52.4	3.0	55.4
U.K. (3)	0.7	5.3	0.1	5.4
Other (4)	16.8	7.9	0.3	8.2
Total	$402.6	$65.6	$(197.7)	$(132.1)

	Twelve Months Ended December 31, 2022
	(Loss)/income before tax	Current tax expense	Deferred tax (benefit)	Total income tax (benefit)/expense
	($ in millions)
Bermuda	$(103.3)	$—	$—	$—
U.S.	34.8	14.8	(102.9)	(88.1)
U.K.	62.4	7.0	—	7.0
Other	(20.9)	4.7	(1.7)	3.0
Total	$(27.0)	$26.5	$(104.6)	$(78.1)

	Twelve Months Ended December 31, 2021
	Income/(loss) before tax	Current tax expense	Deferred tax (benefit)	Total income tax expense/(benefit)
	($ in millions)
Bermuda	$22.9	$—	$—	$—
U.S	5.0	5.8	—	5.8
U.K.	75.1	—	(0.3)	(0.3)
Other	(67.9)	2.7	(2.9)	(0.2)
Total	$35.1	$8.5	$(3.2)	$5.3
________________

(1)     We have recorded a deferred tax asset in Bermuda consisting of $156.6 million in respect of the ETA and $44.5 million in respect of an OTLC as a result of the newly enacted Corporate Income Tax Act 2023 in Bermuda. The ETA election allows for an adjustment equal to the difference between the fair market value and carrying value of assets and liabilities. The OTLC allows losses from year 2020 to 2024 to be carried forward. We expect this deferred tax asset to be utilized predominantly over a 10-year period. We expect to incur and pay increased taxes in Bermuda beginning in 2025.
(2)    The U.S. current tax expense of $52.4 million (2022 — $14.8 million) includes $0.9 million of Base Erosion and Anti-abuse Tax.
(3)    The U.K. current tax expense of $5.3 million largely relates to prior year adjustments.
(4)    Current tax expense and deferred tax expense in “Other” mostly relates to prior year adjustments in the branches of Aspen UK.

Income Tax Reconciliation	The reconciliation between the income tax (benefit)/expense and the amount that would result from applying the statutory rate for the Company for the twelve months ended December 31, 2023, 2022 and 2021 is provided in the table below:

	Twelve Months Ended December 31,
	2023	2022	2021
Income Tax Reconciliation	($ in millions)
Income tax benefit at statutory tax rate of zero percent	$—	$—	$—
Overseas statutory tax rates differential	56.3	16.8	(0.9)
Base erosion and anti-abuse tax (BEAT) expense	0.9	2.3	6.1
Prior year adjustments (1)	6.9	(2.9)	0.5
Introduction of Bermuda corporate income tax	(201.1)	—	—
Change in valuation allowance (2)	4.0	(98.9)	9.6
Impact of unrecognized tax benefits (3)	—	—	—
Australian non-resident withholding tax	—	1.5	0.6
Foreign exchange	(1.3)	(0.3)	(1.5)
Non-deductible expenses	2.5	2.4	2.4
Impact of changes in statutory tax rates	(0.3)	(5.7)	(11.5)
Tax effect of OCI in income statement	—	6.7	—
Total income tax (benefit)/expense	$(132.1)	$(78.1)	$5.3
________________
(1)     The submission dates for filing income tax returns for the Company’s U.S. and U.K. operating subsidiaries are after the submission date of this report. Accordingly, the final tax liabilities may differ from the estimated income tax expense included in this report and may result in prior year adjustments being reported. The prior period adjustments for the twelve months ended December 31, 2023 predominantly relate to the determination of the results of the branches of the U.K. operating subsidiaries. The prior period adjustments for the twelve months ended December 31, 2022 and 2021 predominantly relate to the determination of results in the U.K.
(2)     The decrease in valuation allowance in 2022 related to a change in judgment about the recoverability of deferred tax assets in the U.S. operating subsidiaries.
(3)     In 2023, the Company did not have any unrecognized tax benefits.
Income tax returns that have been filed by the Company’s U.S. Operating Subsidiaries are subject to examination for 2020 and later tax years. The Company’s U.K. operating subsidiaries’ income tax returns are potentially subject to examination for 2022 and later tax years as these periods are considered “open” by the U.K. Tax Authority. The Company accrues interest and penalties related to an underpayment of income taxes, if applicable, as income tax expenses. The Company does not believe it will be subject to any penalties in any open tax years.
Tax Effects of Deferred Tax Assets and Deferred Tax Liabilities	The tax effects of temporary differences and carryforwards that give rise to deferred tax assets and deferred tax liabilities are presented in the following table as at December 31, 2023 and 2022:

	As at December 31,
	2023	2022
	($ in millions)
Deferred tax assets:
Operating loss carryforwards	217.2	167.6
Capital loss carryforwards	9.7	6.7
Insurance reserves: Losses and loss adjustment expenses	104.1	28.3
Unrealized losses on investments	8.9	20.6
Accrued expenses	13.4	6.1
Foreign tax credit carryforwards	19.0	19.8
Insurance reserves: Unearned premiums	35.0	36.0
Intangible assets	82.9	0.7
Office properties and equipment	16.5	14.2
Operating lease liabilities	15.6	18.5
Other temporary differences	7.6	3.7
Total deferred tax assets	529.9	322.2
Less valuation allowance	(172.7)	(145.7)
Deferred tax assets, net of valuation allowance	$357.2	$176.5

Deferred tax liabilities:
Deferred acquisition costs	(32.4)	(37.0)
Right-of-use operating lease assets	(10.4)	(13.7)
Insurance reserves: Losses and loss adjustment expenses	(0.1)	(0.2)
Other temporary differences	(3.3)	(6.4)
Total deferred tax (liabilities)	(46.2)	(57.3)

Net deferred tax assets	$311.0	$119.2